Note 11 - Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	March 31, 2020	December 31, 2019
Convertible note payable, due on demand, for the original amount of CAD 1,104,713, bearing interest at 7% per annum with conversion rights for 335,833 common shares.	$778,712	$850,519

Convertible notes payable to multiple private investors, including certain notes in default, bearing interest at 5% per annum with conversion rights for 3,444,990 common shares, maturing at various dates between May 2018 and November 2021.	5,551,807	5,373,806

Total convertible notes payable	6,330,519	6,224,325
Less current portion	5,492,639	5,185,412
Convertible notes payable, less current portion	$837,880	$1,038,913

	2019	2018
Convertible note payable, due on demand, for the original amount of CAD $1,104,713, bearing interest at 7% per annum with conversion rights for 335,833 common shares.	$850,519	$809,755

Convertible notes payable to multiple private investors, including certain notes in default, bearing interest at 5% per annum with conversion rights for 3,333,740 common shares, maturing at various dates between May 2018 and November 2021.	5,373,806	4,333,892

Total convertible notes payable	6,224,325	5,143,647
Less current portion	5,185,412	3,597,760

Convertible notes payable, less current portion	$1,038,913	$1,545,887